Note 14 - Related Party Transactions - Key Management Personnel Not Employed By the Company (Details) - Key management personnel of entity or parent, not employed by the entity [member] $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Statement Line Items [Line Items]
Board of Directors fees		$ 5	$ 45
Number of people	3	3	3